Financial instruments related to commodity contracts - Cash flow hedge (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow hedge
Profit (Loss) recorded in equity during the period	$ 3	$ 71	$ (69)
Recycled amount from equity to the income statement during the period	3	6	1
Ineffective portion of the cash flow hedges	$ 0	$ 0	$ (5)
Cash flow hedge
Cash flow hedge
Maximum maturity of most derivatives	1 year